FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details) - Churchill Capital Corp IV - USD ($)	3 Months Ended		8 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning Balance	$ 17,174,038	$ 142,200,500
Initial measurement on August 3, 2020			$ 83,422,000
Change in fair value			58,778,500
Ending Balance	30,394,794	17,174,038	142,200,500
Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning Balance		62,928,000
Initial measurement on August 3, 2020			40,572,000
Change in fair value			22,356,000
Ending Balance			62,928,000
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning Balance	533,482,500	79,272,500
Initial measurement on August 3, 2020			42,850,000
Change in fair value	377,508,500	454,210,000	36,422,500
Ending Balance	$ 910,991,000	$ 533,482,500	$ 79,272,500